Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Share Capital
B) Issued and Outstanding – Common Shares

	2021		2020
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,870	11,040	1,228,828	11,040
Issued Under the Arrangement, Net of Issuance Costs (Note 5A)	788,518	6,111	—	—
Issued Upon Exercise of Warrants	314	3	—	—
Issued Under Stock Option Plans	535	7	42	—
Purchase of Common Shares under NCIB	(17,026)	(145)	—	—
Outstanding, End of Year	2,001,211	17,016	1,228,870	11,040
) Issued and Outstanding – Preferred Shares

As at December 31, 2021	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 5A)	36,000	519
Outstanding, End of Year	36,000	519

As at December 31, 2021	Dividend Reset Date	Dividend Rate	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58%	10,740
Series 2 First Preferred Shares	March 31, 2026	1.86%	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69%	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59%	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94%	6,000
) Issued and Outstanding – Warrants

As at December 31, 2021	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	—	—
Issued Under the Arrangement (Note 5A)	65,433	216
Exercised	(314)	(1)
Outstanding, End of Year	65,119	215

Disclosure of reserves within equity [text block]
Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (“Encana”) under the plan of arrangement into two independent energy companies, Encana (now known as Ovintiv Inc.) and Cenovus (earnings prior to Encana split). In addition, paid in surplus includes stock-based compensation expense related to the Company’s NSRs discussed in Note 32 and the excess of the purchase price of common shares over their average carrying value for shares purchased under the NCIB.

	Earnings Prior to Encana Split	Stock-Based Compensation	Common Shares	Total
As at December 31, 2019	4,086	291	—	4,377
Stock-Based Compensation Expense	—	14	—	14
As at December 31, 2020	4,086	305	—	4,391
Stock-Based Compensation Expense	—	14	—	14
Purchase of Common Shares Under NCIB	—	—	(120)	(120)
Common Shares Issued on Exercise of Stock Options	—	(1)	—	(1)
As at December 31, 2021	4,086	318	(120)	4,284